Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Restricted Cash

3. Restricted Cash

As of December 31, 2022, the balance of $8,253 (December 31, 2021 – $10,905) represents cash collateral held as guarantee for export sales contracts, which are restricted until May 2024 the latest.

	December 31,
	2022	2021
Restricted Cash	$8,253	$10,905
Total Restricted Cash	$8,253	$10,905